Segment Information - Operating Segment (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Information
Net revenues	¥ 3,818,851,679	$ 546,088,526	¥ 4,270,825,456	¥ 5,530,404,557
Less: Cost of revenues
Total cost of revenues	(3,329,325,336)	(476,087,191)	(3,946,992,974)	(4,846,371,264)
Gross profit	489,526,343	70,001,335	323,832,482	684,033,293
Operating (expense) income
Sales and marketing expenses	(234,482,022)	(33,530,483)	(311,140,438)	(351,726,623)
General and administrative expenses	(137,656,630)	(19,684,636)	(204,428,800)	(237,755,845)
Research and development expenses	(121,058,278)	(17,311,103)	(181,676,080)	(276,935,538)
Other operating income (expense), net	8,426,888	1,205,029	(200,174,118)	32,314,541
Impairment of goodwill				(13,966,789)
Total operating expenses	(484,770,042)	(69,321,193)	(897,419,436)	(848,070,254)
(Loss) income from operations	4,756,301	680,142	(573,586,954)	(164,036,961)
Other (expenses) income, net	(67,314,858)	(9,625,897)	21,898,241	(52,873,716)
Interest income	64,330,349	9,199,118	263,052,300	284,982,128
Foreign exchange gain (loss), net	(517,288)	(73,971)	1,233,807	125,893
Income (loss) before income taxes and share of loss in equity method investments	1,254,504	179,392	(287,402,606)	68,197,344
Income tax expense	(28,408,570)	(4,062,372)	(15,406,551)	(1,068,958)
Share of loss in equity method investments	(1,927,859)	(275,680)	(4,001,129)	(31,610,752)
Net income (loss)	(29,081,925)	$ (4,158,660)	(306,810,286)	35,517,634
Revenue sharing fees and content costs
Less: Cost of revenues
Total cost of revenues	(2,792,249,793)		(3,363,122,749)	(3,878,385,035)
Single reportable segment
Segment Information
Net revenues	3,818,851,679		4,270,825,456	5,530,404,557
Less: Cost of revenues
Total cost of revenues	(3,329,325,336)		(3,946,992,974)	(4,846,371,264)
Gross profit	489,526,343		323,832,482	684,033,293
Operating (expense) income
Sales and marketing expenses	(234,482,022)		(311,140,438)	(351,726,623)
General and administrative expenses	(137,656,630)		(204,428,800)	(237,755,845)
Research and development expenses	(121,058,278)		(181,676,080)	(276,935,538)
Other operating income (expense), net	8,426,888		(200,174,118)	32,314,541
Impairment of goodwill				(13,966,789)
Total operating expenses	(484,770,042)		(897,419,436)	(848,070,254)
(Loss) income from operations	4,756,301		(573,586,954)	(164,036,961)
Other (expenses) income, net	(67,314,858)		21,898,241	(52,873,716)
Interest income	64,330,349		263,052,300	284,982,128
Foreign exchange gain (loss), net	(517,288)		1,233,807	125,893
Income (loss) before income taxes and share of loss in equity method investments	1,254,504		(287,402,606)	68,197,344
Income tax expense	(28,408,570)		(15,406,551)	(1,068,958)
Share of loss in equity method investments	(1,927,859)		(4,001,129)	(31,610,752)
Net income (loss)	(29,081,925)		(306,810,286)	35,517,634
Single reportable segment | Revenue sharing fees and content costs
Less: Cost of revenues
Total cost of revenues	(2,792,249,793)		(3,363,122,749)	(3,878,385,035)
Single reportable segment | Other costs
Less: Cost of revenues
Total cost of revenues	¥ (537,075,543)		¥ (583,870,225)	¥ (967,986,229)